Contracts in Progress - Contract Asset and Liabilities Summary by Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract assets
Current	$ 18,958	$ 3,816	$ 7,926
Non-current	48,288	79,896	66,905
Total contract assets	67,246	83,712	74,831
Contract liabilities
Current	91,392	53,728	55,750
Non-current	11,616	84,077	145,852
Total contract liabilities	$ 103,008	$ 137,805	$ 201,602